Remuneration of the board of directors and senior management - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detail information about remuneration of the board of directors and senior management [Line Items]
Basis of a certain percentage of the total monetary compensation of each senior manager.	€ 2,391,000	€ 2,076,000
Basis of a certain percentage of the total monetary compensation of each executive director	582,000	527,000
Remuneration in kind relating to a company car			€ 8,000
Directors' remuneration expense	1,900,000	1,900,000
Senior management remuneration [Member] | Pension defined benefit plans [member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Remuneration paid in the form of a premium under a group insurance policy	137,000	71,000
Directors remuneration for holding office [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Post-employment benefit expense, defined contribution plans	0
Directors remuneration for holding office [Member] | Ferrovial SE [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Maximum annual amount of directors remuneration		1,900,000
Directors remuneration for holding office [Member] | Insurance policies covering death [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Life insurance premiums for executive directors	18,000	15,000
Directors remuneration for holding office [Member] | Third party liability insurance [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Premium paid to policy covering the directors and managers of the group companies	€ 1,757,000	€ 1,073,000